Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2024
Quarterly Financial Data (Unaudited)
Schedule Of Quarterly Financial Information

	Three Months Ended
2024:	March 31,	June 30,	September 30,	December 31,

	(In thousands, except per share data)
Total interest income	$9,621	$9,878	$9,944	$10,078
Total interest expense	3,506	3,676	3,805	3,734

Net interest income	6,115	6,202	6,139	6,344

Provision for (reversal of) credit loss expense - loans and off balance sheet	—	105	69	125
Noninterest income	866	1,184	1,215	1,195
Noninterest expense	4,838	5,668	5,529	5,631

Income before income taxes	2,143	1,613	1,756	1,783
Federal income taxes (benefit)	150	(127)	(64)	(66)

Net income	$1,993	$1,740	$1,820	$1,849

Earnings per share
Basic	$0.35	$0.30	$0.31	$0.31
Diluted	$0.35	$0.30	$0.31	$0.31

	Three Months Ended
2023:	March 31,	June 30,	September 30,	December 31,

	(In thousands, except per share data)
Total interest income	$8,208	$9,286	$9,651	$9,704
Total interest expense	1,785	2,941	3,085	3,203

Net interest income	6,423	6,345	6,566	6,501

Provision for (reversal of) credit loss expense - loans and off balance sheet	—	(146)	(154)	(154)
Noninterest income	1,016	1,046	963	1,029
Noninterest expense	5,438	5,089	5,233	5,092

Income before income taxes	2,001	2,448	2,450	2,592
Federal income taxes	113	168	58	202

Net income	$1,888	$2,280	$2,392	$2,390

Earnings per share
Basic	$0.33	$0.40	$0.42	$0.42
Diluted	$0.33	$0.40	$0.42	$0.42